Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Summary of Reconciliation of Income Tax Expense to Profit (Loss)

	2024	2023	2022

Profit (loss) before income taxes	(1,017,629)	1,970,818	(387,290)
Brazilian statutory rate	34%	34%	34%
Tax income (expense) at the statutory rate	345,994	(670,078)	131,679

Tax effect of income (expense) that are not taxable (deductible) for tax purposes:
Profit from entities subject to different tax rates	317,023	228,953	48,594
Profit (loss) from entities subject to different tax rates - Mark to market on equity securities designated at FVPL	—	10,395	(290,039)
Research and development tax benefits ("Lei do Bem")	50,443	59,155	10,275
Interest payments on net equity (a)	25,294	—	560
Software business goodwill impairment loss (b)	(1,209,737)	—	—
Recognition of deferred income tax unrecognized in previous periods	20,533	24,156	1,292
Unrecognized deferred income tax in the period	(34,467)	(15,966)	(33,465)
Equity pickup on associates	136	(1,421)	(1,220)
Other tax incentives	13,746	8,123	3,827
Other permanent differences	(18,386)	(13,715)	(10,609)
Total tax expense	(489,421)	(370,398)	(139,106)
Effective tax rate	(48%)	19%	(36%)

Current income tax and social contribution	(527,919)	(345,813)	(292,172)
Deferred income tax and social contribution	38,498	(24,585)	153,066
Total tax expense	(489,421)	(370,398)	(139,106)

(a)Interest payments on net equity is a distribution to shareholders of Brazilian entities following a formula based on the capital of the entity and an annual rate determined by regulation which is tax deductible. Interest on net equity is carried out between the Group’s companies.
(b)As described in Note 11.4, the Group recognized an impairment loss on software business goodwill in the amount of R$3,558,049 on December 31, 2024. According to IAS 12 – Income Taxes, the recognition of a deferred tax liability on initial recognition of goodwill, as well on subsequent effects related with such initial recognition, is not permitted. Consequently, no deferred tax effect has been recognized on goodwill impairment.

Schedule of Net Changes in Deferred Income Taxes

	December 31, 2023	Recognized against other comprehensive income	Recognized against profit or loss	Recognized against goodwill	December 31, 2024

Assets at FVOCI	179,944	39,873	—	—	219,817
Losses available for offsetting against future taxable income	343,313	—	(40,392)	—	302,921
Other temporary differences	302,551	—	82,390	—	384,941
Tax deductible goodwill	42,625	—	(37,615)	—	5,010
Share-based compensation	123,211	—	37,037	—	160,248
Contingencies arising from business combinations	36,320	—	3,872	—	40,192
Technological innovation benefit	(9,038)	—	4,910	—	(4,128)
Temporary differences under FIDC	(224,733)	—	(54,572)	—	(279,305)
Intangible assets and property and equipment arising from business combinations	(676,215)	—	42,868	(5,381)	(638,728)
Deferred tax, net	117,978	39,873	38,498	(5,381)	190,968

	December 31, 2022	Recognized against other comprehensive income	Recognized against profit or loss	Recognized against goodwill	December 31, 2023

Assets at FVOCI	215,730	(35,786)	—	—	179,944
Losses available for offsetting against future taxable income	385,634	—	(42,321)	—	343,313
Other temporary differences	273,625	—	28,926	—	302,551
Tax deductible goodwill	69,017	—	(26,392)	—	42,625
Share-based compensation	58,815	—	64,396	—	123,211
Contingencies arising from business combinations	51,313	—	(14,993)	—	36,320
Assets at FVPL	(993)	—	993	—	—
Technological innovation benefit	(31,557)	—	22,519	—	(9,038)
Temporary differences under FIDC	(147,924)	—	(76,809)	—	(224,733)
Intangible assets and property and equipment arising from business combinations	(693,936)	—	19,096	(1,375)	(676,215)
Deferred tax, net	179,724	(35,786)	(24,585)	(1,375)	117,978